Lease Liabilities - Schedule of Amount Recognized in Profit or Loss (Details) - Lease liabilities [member]	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Lease Liabilities - Schedule of Amount Recognized in Profit or Loss (Details) [Line Items]
Depreciation of right-of-use asset	RM 664,498	$ 148,644	RM 424,837
Interest expense on lease liabilities	30,413	6,803	30,288
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	449,408	100,530	232,081
Total amount recognised in profit or loss	RM 1,144,319	$ 255,977	RM 687,206